AIR TRAFFIC LIABILITY SERVICES AND LOYALTY PROGRAM (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	R$ 6,240,689	R$ 6,326,057
Air traffic liability to be executed
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	3,207,735	3,060,010
Loyalty program to be executed
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	2,922,070	3,178,919
Travel packages to be executed
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	1,047,547	941,229
Air traffic cargo to be executed
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	22,768	11,840
Breakage
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	R$ (959,431)	R$ (865,941)